Expense Example	Mar. 31, 2026 USD ($)
Needham Growth Fund | Needham Growth Fund, Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
Needham Growth Fund | Needham Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,733
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund, Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,723
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund, Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	2,006
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	$ 1,733